Equity-Based Compensation (Tables) - LCP Edge Intermediate, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Time Vesting Options [Member]
Summary of Non-vested incentive plan

A summary of non-vested Time Vesting Units activity is as follows for the year ended December 31, 2020:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	—	$—
Granted	1,473	373.88
Forfeited	(174)	261.98
Vested	(926)	271.51

Outstanding at December 31, 2020	373	$680.62

Performance Vesting Options [Member]
Summary of Non-vested incentive plan

A summary of non-vested Performance Vesting Units activity is as follows for the year ended December 31, 2020:

	Shares	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2019	—	$—
Granted	4,973	252.77
Forfeited	(940)	153.45

Outstanding at December 31, 2020	4,033	$275.85